Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Finite Lived Intangible Asset Useful lives [Table Text Block]
The contract related intangibles and their useful lives as of the acquisition dates, are as follows:

Useful life
Intangible category	(Years)
Above market time charter Höegh Gallant	3.4
Option for time charter extension Höegh Gallant	5.3
Above market time charter Höegh Grace	9.5

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The adoption changed how restricted cash is reported in the consolidated statement of cash flows as follows for the year ended December 31, 2017 and 2016:

		As of December 31, 2017
		Year ended
		Balance Prior to	Adjustments	As
(in thousands of U.S. dollars)	Cash Flow Line Items	Adoption	Increase/(Decrease)	Adjusted

OPERATING ACTIVITIES	Restricted cash	$1,112	(1,112)	$—
INVESTING ACTIVITIES	Cash acquired in the purchase of the Höegh Grace entities	3,774	19	3,793
FINANCING ACTIVITIES	Restricted cash	514	(514)	—

Increase (decrease) in cash, cash equivalents and restricted cash		3,764	(1,607)	2,157
Cash, cash equivalents and restricted cash, beginning of period		18,915	22,209	41,124
Cash, cash equivalents and restricted cash, end of period		$22,679	20,602	$43,281

		As of December 31, 2016
		Year ended
		Balance Prior to	Adjustments	As
(in thousands of U.S. dollars)	Cash Flow Line Items	Adoption	Increase/(Decrease)	Adjusted

OPERATING ACTIVITIES	Restricted cash	$2,829	(2,829)	$—
FINANCING ACTIVITIES	Restricted cash	644	(644)	—

Increase (decrease) in cash, cash equivalents and restricted cash		(13,953)	(3,473)	(17,426)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		—	(146)	(146)
Cash, cash equivalents and restricted cash, beginning of period		32,868	25,828	58,696
Cash, cash equivalents and restricted cash, end of period		$18,915	22,209	$41,124